Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

August 31, 2019

Dates Covered
Collections Period	08/01/19 - 08/31/19
Interest Accrual Period	08/15/19 - 09/15/19
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/19	829,638,565.79	40,139
Yield Supplement Overcollateralization Amount 07/31/19	48,625,347.44	0
Receivables Balance 07/31/19	878,263,913.23	40,139
Principal Payments	29,113,527.20	1,169
Defaulted Receivables	1,277,937.19	53
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/19	46,415,709.77	0
Pool Balance at 08/31/19	801,456,739.07	38,917

Pool Statistics	$ Amount	# of Accounts
Pool Factor	76.33%
Prepayment ABS Speed	1.56%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	5,093,878.43	228
Past Due 61-90 days	1,679,771.77	78
Past Due 91-120 days	248,575.42	13
Past Due 121+ days	0.00	0
Total	7,022,225.62	319

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	892,181.22
Aggregate Net Losses/(Gains) - August 2019	385,755.97
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.53%
Prior Net Losses Ratio	0.81%
Second Prior Net Losses Ratio	0.60%
Third Prior Net Losses Ratio	0.70%
Four Month Average	0.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.26%

Overcollateralization Target Amount	9,216,752.50
Actual Overcollateralization	9,216,752.50
Weighted Average APR	3.96%
Weighted Average APR, Yield Adjusted	6.56%
Weighted Average Remaining Term	57.17

Flow of Funds	$ Amount

Collections	32,912,096.00
Investment Earnings on Cash Accounts	8,506.16
Servicing Fee	(731,886.59)
Transfer to Collection Account	-
Available Funds	32,188,715.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,965,942.27
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	3,070,983.21
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,570,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,216,752.50
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,232,405.26

Total Distributions of Available Funds	32,188,715.57

Servicing Fee	731,886.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 08/15/19	820,097,722.28
Principal Paid	27,857,735.71
Note Balance @ 09/16/19	792,239,986.57

Class A-1
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-2
Note Balance @ 08/15/19	343,427,722.28
Principal Paid	27,857,735.71
Note Balance @ 09/16/19	315,569,986.57
Note Factor @ 09/16/19	90.6810306%

Class A-3
Note Balance @ 08/15/19	347,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	347,000,000.00
Note Factor @ 09/16/19	100.0000000%

Class A-4
Note Balance @ 08/15/19	82,950,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	82,950,000.00
Note Factor @ 09/16/19	100.0000000%

Class B
Note Balance @ 08/15/19	31,150,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	31,150,000.00
Note Factor @ 09/16/19	100.0000000%

Class C
Note Balance @ 08/15/19	15,570,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	15,570,000.00
Note Factor @ 09/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,098,574.60
Total Principal Paid	27,857,735.71
Total Paid	29,956,310.31

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	864,293.10
Principal Paid	27,857,735.71
Total Paid to A-2 Holders	28,722,028.81

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.0262966
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.8982743
Total Distribution Amount	28.9245709

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	2.4836009
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	80.0509647
Total A-2 Distribution Amount	82.5345656

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	110.24
Noteholders' Third Priority Principal Distributable Amount	558.91
Noteholders' Principal Distributable Amount	330.85

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/19	2,595,670.49
Investment Earnings	4,706.76
Investment Earnings Paid	(4,706.76)
Deposit/(Withdrawal)	-
Balance as of 09/16/19	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49